UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Dec 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          OFI Institutional Asset Management, Inc.
Address:       Two World Financial Center  225 Liberty Street  11th Floor
               New York, NY 10281-1008

Form 13F File Number:  028-10234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David York
Title:    Vice President, Compliance
Phone:    (212) 323-5219
          (For special questions related to this filing, please call
           Alex Degernes at (212) 323-5749.)

Signature, Place, and Date of Signing:

David York          New York, NY            Feb 14, 2013

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number     Name
028-00203           OppenheimerFunds, Inc.